SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and gross profit generated from each segment
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Cost of revenues	4,568,881	4,994,090	6,333,643
Gross profit	1,026,226	999,319	1,279,983
Operating expenses	983,070	1,029,400	826,663
Income (loss) from operations	43,156	(30,081)	453,320
Other segment items	$ (183,895)	$ (52,221)	$ (44,795)
Other segment items, description	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain (loss), net and investment income, net.	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain (loss), net and investment income, net.	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain (loss), net and investment income, net.
Income (loss) before income taxes and equity in earnings (losses) of affiliates	$ (140,739)	$ (82,302)	$ 408,525
Supplementary information:
Interest expense	(178,166)	(137,468)	(114,099)
Interest income	46,054	88,470	51,621
Depreciation and amortization, included in cost of revenues and operating expenses	555,053	501,443	307,040
Operating segment | Manufacturing Segment
Revenues and gross profit generated from each segment
Net revenues	5,612,124	6,460,003	7,230,550
Cost of revenues	4,669,608	5,272,722	6,121,332
Gross profit	942,516	1,187,281	1,109,218
Operating expenses	743,959	850,499	653,135
Income (loss) from operations	198,557	336,782	456,083
Supplementary information:
Interest expense	(64,284)	(63,698)	(60,413)
Interest income	34,794	63,107	43,788
Depreciation and amortization, included in cost of revenues and operating expenses	498,026	463,893	290,346
Operating segment | Recurrent Energy Segment
Revenues and gross profit generated from each segment
Net revenues	403,620	323,469	497,653
Cost of revenues	320,166	257,976	292,926
Gross profit	83,454	65,493	204,727
Operating expenses	236,111	155,573	108,106
Income (loss) from operations	(152,657)	(90,080)	96,621
Supplementary information:
Interest expense	(99,114)	(63,465)	(46,489)
Interest income	8,678	25,281	7,797
Depreciation and amortization, included in cost of revenues and operating expenses	57,027	37,550	16,694
Elimination and unallocated items
Revenues and gross profit generated from each segment
Net revenues	(420,637)	(790,063)	(114,577)
Cost of revenues	(420,893)	(536,608)	(80,615)
Gross profit	256	(253,455)	(33,962)
Operating expenses	3,000	23,328	65,422
Income (loss) from operations	(2,744)	(276,783)	(99,384)
Supplementary information:
Interest expense	(14,768)	(10,305)	(7,197)
Interest income	$ 2,582	$ 82	$ 36